INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 CNY (¥)
INTANGIBLE ASSETS, NET
Total Intangible assets			¥ 85,880		¥ 88,006		¥ 85,553
Accumulated amortization			(24,247)		(14,530)		(27,988)
Impairment loss of technology with discontinued online lending information intermediaries			(17,220)				(17,220)
Intangible assets, net			44,413		73,476		40,345
Amortization expense	$ 579	¥ 5,693	9,717	$ 1,489	9,398	¥ 2,640
Expected amortization expense related to intangible assets
2021			7,281				3,465
2022			5,599				5,557
2023			5,599				5,557
2024			3,971				3,954
2025			3,397				3,379
Thereafter			¥ 18,568				18,433
Minimum
INTANGIBLE ASSETS, NET
Amortization periods (in years)	2 years 7 months 6 days		2 years 7 months 6 days	2 years 7 months 6 days
Maximum
INTANGIBLE ASSETS, NET
Amortization periods (in years)	20 years		20 years	20 years
Brokerage licenses
INTANGIBLE ASSETS, NET
Total Intangible assets			¥ 51,880		54,006		51,553
Trade Name
INTANGIBLE ASSETS, NET
Total Intangible assets			6,400		6,400		6,400
Technology
INTANGIBLE ASSETS, NET
Total Intangible assets			¥ 27,600		¥ 27,600		¥ 27,600